Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	June 30, 2018	December 31, 2017
Computer Equipment	$234,315	$234,315
Furniture and Fixtures	61,803	61,803
Leasehold Improvements	25,445	-
	321,563	296,118
Less: Accumulated Depreciation	(269,500)	(248,062)
	$52,063	$48,056

Depreciation expense was $10,423 and $9,404 for the three months ended June 30, 2018 and 2017, respectively. Depreciation expense was $21,440 and $18,704 for the six months ended June 30, 2018 and 2017, respectively.

Note 4 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	December 31, 2017	December 31, 2016
Computer Equipment	$234,315	$219,653
Furniture and Fixtures	61,803	61,803
	296,118	281,456
Less: Accumulated Depreciation	(248,062)	(209,627)
	$48,056	$71,829

Depreciation expense was $38,435 and $42,634 for the year ended December 31, 2017 and 2016, respectively.